Restructuring Long-Lived Assets Held-For-Sale and Long-Lived Assets Held and Used (Tables)	12 Months Ended
Dec. 31, 2011
Long-Lived Assets Held-for-Sale and Held and Use [Abstract]
Details of Impairment of Long-Lived Assets Held and Used by Asset [Table Text Block]
The following table includes long-lived assets held for sale and long-lived assets held and used that were measured at fair value on a nonrecurring basis as of December 31, 2011, and the related recognized losses for the year ended December 31, 2011:

	Net Carrying Value	Fair Value Measurement (Level 3)	Total Loss Recognized
	(in thousands)
Long-lived assets held for sale	$898	$898	$13,151
Long-lived assets held and used	8,558	8,558	7,754
			$20,905